CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of critical accounting estimates and judgements [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Share-based payment

With respect to grants to employees, service providers and directors, the value of the labor services received in return is measured on the date of grant, based on the fair value of the equity instruments granted to the employees and directors. In order to measure the fair value of the labor service received, the Company uses the Black-Scholes model to value the equity instrument. See also note 10c.

Fair value of financial liabilities at fair value through profit or loss

Prior to the IPO, to determine the fair value of the 2016 Convertible Loan, 2012 Convertible Loan, preferred shares, warrants to purchase preferred shares and shares and liability to issue preferred shares and warrants, the Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period or measurement date.  The estimated fair value of these financial liabilities might have been different had Company's management used different estimates and assumptions. See also note 7 and 8.

Revenue recognition

With respect to the Amgen Agreement the Company used its judgement to identify the Company's the promises in the agreement and whether the promises are distinct performance obligation. In addition, the Company uses its judgement to determine the allocation of the transaction price between its identified distinct performance obligations. The Company also used its significant judgment in order to determine the R&D services period.